Trade Receivables and Unbilled Revenue, Net - Movement in Allowances for Expected Credit Losses (ECL) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 1,590
Balance at the end of the year	2,624	$ 1,590
Allowances for expected credit losses [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	1,590	1,182	$ 490
Charged to consolidated statement of income	1,971	1,316	1,171
Write-offs, net of collections	(589)	(299)	(331)
Reversals	(637)	(533)	(157)
Translation adjustment	289	(76)	9
Balance at the end of the year	2,624	1,590	1,182
Allowances for expected credit losses [member] | Adoption of IFRS 9 [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 0		564
Balance at the end of the year		$ 0
Impact on adoption of IFRS9			$ (74)